SPINNAKER                                         FILE  NOS. 33-69712/811-8052


                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549
                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
          Pre-Effective Amendment No. _____                                 [ ]
          Post-Effective Amendment No.  8                                   [X]
                                      -----

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
     ACT OF 1940                                                            [ ]

                              Amendment No. 14                              [X]
                                           ----
                      (Check appropriate box or boxes.)

                          SAFECO SEPARATE ACCOUNT C
                          --------------------------
                          (Exact Name of Registrant)

                         SAFECO Life Insurance Company
                         -----------------------------
                             (Name of Depositor)

           15411 N.E. 51st Street, Redmond, Washington            98052
       ----------------------------------------------------    ----------
       (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 867-8000
                                                          --------------

                    Name and Address of Agent for Service
                    --------------------------------------
                           WILLIAM E. CRAWFORD, ESQ.
                            15411 N.E. 51st Street
                           Redmond, Washington 98052
                                (425) 867-8257

Approximate date of Proposed Public Offering............As Soon as Practicable
after Effective Date

It is proposed that this filing will become effective:
_____ immediately upon filing pursuant to paragraph (b) of Rule 485

_____ on, pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  X   on April 30, 1999, pursuant to paragraph (a)(1) of Rule 485
-----


If appropriate, check the following:


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  X   this post-effective amendment designates a new effective date for a
----- previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1997 on or about March 27, 1998.


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                                   PURPOSE

The sole purpose of this registration is to delay the effective date of prior Post-Effective Amendment No. 7 under the Securities Act of 1933, and No.13 under the Investment Company Act of 1940, for SAFECO Separate Account C (Registrant), filed on December 4, 1998. Parts A, B and C from that prior filing are incorporated herein by reference.


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                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 22nd day of February, 1999.

                                       SAFECO Separate Account C
                                       ------------------------------------
                                            Registrant

                                       By:  SAFECO Life Insurance Company
                                            -------------------------------


                                       By:  /S/ RANDALL H. TALBOT
                                            -------------------------------
                                            Randall H. Talbot, President


                                       SAFECO Life Insurance Company
                                       ------------------------------------
                                            Depositor


                                       By:  /S/ RANDALL H. TALBOT
                                            -------------------------------
                                            Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Name                              Title                                  Date
----                              -----                                  -----
DONALD S. CHAPMAN*                Director
------------------------
Donald S. Chapman


/S/ BOH A. DICKEY                 Director
------------------------
Boh A. Dickey


R. H. EIGSTI*                     Director and Chairman
-------------------------
R. H. Eigsti


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JAMES T. FLYNN*                   Vice President, Controller and
------------------------          Assistant Secretary (Principal
James T. Flynn                    Accounting Officer)


RONALD SPAULDING*                 Director,  Vice
------------------------          President and Treasurer
Ronald Spaulding


ROD A. PIERSON*                   Director, Senior Vice President
------------------------          and Secretary
Rod Pierson


JAMES W. RUDDY*                   Director
------------------------
James W. Ruddy


W. RANDALL STODDARD*              Director
------------------------
W. Randall Stoddard


DALE E. LAUER*                    Director
------------------------
Dale E. Lauer


/S/ RANDALL H. TALBOT             Director and President
------------------------          (Principal Executive Officer)
Randall H. Talbot



                                  *By:  /S/ BOH A. DICKEY
                                        -----------------------------
                                        Boh A. Dickey
                                        Attorney-in-Fact



                                  *By:  /S/ RANDALL H. TALBOT
                                        -----------------------------
                                        Randall H. Talbot
                                        Attorney-in-Fact